Fair Value Measurements - Schedule of Changes in Fair Value of Contingent Consideration Measured at Fair Value (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Fair Value of Contingent Consideration Measured at Fair Value [Line Items]
Balance		$ 34,839,000		$ 34,839,000
Purchase price consideration
Change in fair value	$ (9,886,000)	$ 5,914,000		(3,972,000)		(3,387,266)
Balance	$ 16,394,000			$ 16,394,000		34,839,000
42 Telecom Ltd [Member]
Schedule of Changes in Fair Value of Contingent Consideration Measured at Fair Value [Line Items]
Purchase price consideration						7,120,000
Telvantis Voice Services, Inc [Member]
Schedule of Changes in Fair Value of Contingent Consideration Measured at Fair Value [Line Items]
Purchase price consideration						$ 31,105,750